Supplement Dated February 5, 2009
to

Prospectus Dated November 3, 2008

For
ProtectiveElite NY Variable Annuity Contracts
Issued by

Protective Life and Annuity Insurance Company
Variable Annuity Account A of Protective Life
And

ProtectiveElite Variable Annuity Contracts
Issued by

Protective Life Insurance Company
Protective Variable Annuity Separate Account

This Supplement amends certain information contained in your variable annuity product prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference.

SecurePay Investment Restrictions

The American Asset Allocation Sub-Account is not available under your contract and therefore is not part of the Category 2 SecurePay Investment Restrictions.